Identification and activities of the Company and Subsidiaries - Main Shareholders of the Company - Narratives (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 19, 2021 shares	Dec. 31, 2022 shareholder shares	Dec. 31, 2021 USD ($) shares	Jan. 22, 2021 $ / shares
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder outstanding shares interest in excess			5.00%	5.00%
Number of shareholders | shareholder			1,157
Increase through other contributions by owners, equity | $	$ 1,100,000			$ 1,100,257
Share capital | $	1,100,000
Other equity interest | $	$ 24,503
Series B stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Par value per share | $ / shares					$ 50
Series B stock | Pre-emptive rights offering
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares authorised		22,441,932
Number of shares issued and fully paid		21,687,549
Number of shares issued but not fully paid	754,383
Percentage of shares offered in preemptive rights offerings		97.00%
Par value per share | $ / shares	$ 54
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries			21.90%	21.90%
Inversiones TLC SpA | Series A stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding			62,556,568	62,556,568
Number of shares in entity held by entity or by its subsidiaries or associates			62,556,568	62,556,568
Inversiones TLC SpA | Series B stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding			0	0
Number of shares in entity held by entity or by its subsidiaries or associates			748,490
Inversiones TLC SpA | Series A and B stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries			22.16%	23.75%
Sociedad de Inversiones Pampa Calichera S.A. | Series A stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding			43,133,789	44,989,231
Number of shares outstanding, including those held by brokers			46,600,458
Number of shares in entity held by entity or by its subsidiaries or associates			1,855,442
Sociedad de Inversiones Pampa Calichera S.A. | Series B stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding			1,611,227	0
Number of shares in entity held by entity or by its subsidiaries or associates				2,490,965
Sociedad de Inversiones Pampa Calichera S.A. | Series A and B stock
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding				47,480,196